                                   Form 24F-2

             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.  Name and address of issuer:     BT Alex. Brown Cash Reserve Fund, Inc.,
                                    ---------------------------------------
                                    One South Street, Baltimore, MD 21202
                                    -------------------------------------

2. The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

3.  Investment Company Act File Number:                  811-3196
                                                         --------
    Securities Act File Number:        2-72658
                                       -------

4(a). Last day of fiscal year for which this Form is filed: March 31, 1999
                                                            --------------

4(b).|_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).|_| Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

  (i)  Aggregate sale price of securities sold during the
       fiscal year pursuant to section 24(f):                 $39,366,713,048.00
                                                              ------------------


  (ii) Aggregate price of securities redeemed or
       repurchased during the fiscal year:                    $38,614,223,067.00
                                                              ------------------

  (iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
           payable to the Commission:                         $             0.00
                                                              ------------------

  (iv)     Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                     -$38,614,223,067.00
                                                             -------------------

  (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:                 $752,489,981.00
                                                                 ---------------

 |-----------------------------------------------------------------------------|
 |(vi)   Redemption credits available for use in future         $(            )|
 |       years -- if Item 5(i) is less than Item 5(iv)          ---------------|
 |       [subtract Item 5(iv) from Item 5(i)]:                                 |
 |-----------------------------------------------------------------------------|

  (vii)  Multiplier for determining registration fee
         (See Instruction C.9):                                   x      .000278
                                                                     -----------
  (viii) Registration fee due [multiply Item 5(v) by Item
         5(vii)] (enter "0" if no fee is due):                      =$209,192.21
                                                                     -----------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                +$         00.00
                                                                 ---------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$209,192.21
                                                                    ------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: June 24, 1999
                  Method of Delivery:
                                     |X| Wire Transfer
                                     |_| Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Joseph A. Finelli
                                    --------------------------------
                                        Joseph A. Finelli, Treasurer
                                    --------------------------------
                                    *Please print the name and title of the
                                     signing officer below the signature.

Date: June 24, 1999
      -------------

SCHEDULE A

Sales                                                            Sales Amount
-----                                                            ------------
Treasury Series

  BT Alex. Brown Treasury Shares                                 $ 4,361,406,499
  BT Alex. Brown Institutional Treasury Shares                       826,662,420
                                                                 ---------------

                                                                 $ 5,188,068,919

Prime Series

  BT Alex. Brown Prime Shares                                    $21,238,313,843
  Flag Investors Prime A Shares                                       86,081,920
  Flag Investors Prime B Shares                                        8,010,702
  BT Alex. Brown Institutional Prime Shares                        5,126,520,627
  Quality Cash Reserve Prime Shares                                1,143,097,219
                                                                 ---------------

                                                                 $27,602,024,311

Tax-Free Series

  Tax-Free Shares                                                $ 5,341,857,730
  Institutional Tax-Free Shares                                    1,008,685,495
                                                                 ---------------

                                                                 $ 6,350,543,225

Total Sales                                                      $39,140,636,455
                                                                 ===============

Dividend Reinvestment
---------------------

Treasury Series

  BT Alex. Brown Treasury Shares                                 $    32,190,535
  BT Alex. Brown Institutional Treasury Shares                         2,757,290
                                                                 ---------------

                                                                 $    34,947,825
Prime Series

  BT Alex. Brown Prime Shares                                    $   143,654,045
  Flag Investors Prime A Shares                                          385,752
  Flag Investors Prime B Shares                                           55,849
  BT Alex. Brown Institutional Prime Shares                           12,241,514

        Quality Cash Reserve Prime Shares                             10,243,851
                                                                 ---------------

                                                                 $   166,581,011

Tax-Free Series

  Institutional                                                  $     1,157,547
  Tax Free Shares                                                     23,390,210
                                                                      ----------

                                                                      24,547,757

Total Dividend Reinvestments                                     $   226,076,593
                                                                 ===============


Redemptions
-----------

Treasury Series

  BT Alex. Brown Treasury Shares                                 $ 4,375,328,973
  BT Alex. Brown Institutional Treasury Shares                       805,626,922
                                                                 ---------------

                                                                 $ 5,180,955,895

Prime Series

  BT Alex. Brown Prime Shares                                    $20,818,590,880
  Flag Investors Prime A Shares                                       81,176,425
  Flag Investors Prime B Shares                                        5,895,153
  BT Alex. Brown Institutional Prime Shares                        5,068,292,918
  Quality Cash Reserve Prime Shares                                1,298,381,050
                                                                ----------------

                                                                 $27,272,336,426

Tax-Free Series

  Institutional Tax-Free Shares                                  $ 1,001,918,516
  Tax-Free Shares                                                  5,159,012,230
                                                                 ---------------

                                                                 $ 6,160,930,746

Total Redemptions                                                $38,614,223,067
                                                                 ===============

Fee Computation:

      $39,140,636,455 + 226,076,593 = $39,366,713,048
      $39,366,713,048 - 38,614,223,111 = $752,489,981
      $752,489,981 x .000278 = $209,192.21